UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     36
Form 13F Information Table Value Total:     $20,906




List of Other Included Managers:



No.   13F File Number        Name


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
                                             C>

                                                 MKT VALUE  TOTAL #       PUT/CALL INVSTMT    OTHER
NAME OF ISSUER                    CLASS CUSIP NO  (x$1000)   OF SHARES SH          DSCRETN    MANAGERS

ABBOTT LABORATORIES               COM   002824100  567     10,087 SH          DEFINED           0
AON CORP                          COM   037389103  334      7,130 SH          DEFINED           0
AT&T INC                          COM   00206R102  641     21,202 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702  596      7,805 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108  578     16,390 SH          DEFINED           0
CHESAPEAKE ENERGY CORP            COM   165167107  572     25,655 SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100  661      6,215 SH          DEFINED           0
CHUBB CORP                        COM   171232101  712     10,290 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205  770      8,809 SH          DEFINED           0
DTE ENERGY CO                     COM   233331107  651     11,956 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104  525     11,275 SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM   29273R109  574     12,525 SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102  346      6,880 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103  536     29,913 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106  683     12,560 SH          DEFINED           0
INTEL CORPORATION                 COM   458140100  864     35,622 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101  657      3,571 SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104  827     12,603 SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103  693      9,418 SH          DEFINED           0
KRAFT FOODS INC-A                 COM   50075N104  683     18,275 SH          DEFINED           0
KROGER COMPANY                    COM   501044101  474     19,586 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102  204      6,440 SH          DEFINED           0
MICROSOFT CORP                    COM   594918104  485     18,667 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406  674     11,671 SH          DEFINED           0
PFIZER INC                        COM   717081103  648     29,954 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109  662      9,931 SH          DEFINED           0
PUBLIC SVC ENTERPRISE GRP INC     COM   744573106  489     14,810 SH          DEFINED           0
QUALCOMM INC                      COM   747525103  632     11,560 SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103  377      3,000 SH          DEFINED           0
SYSCO CORP                        COM   871829107  502     17,106 SH          DEFINED           0
TEVA PHARMACEUTICAL-SPONS ADR     COM   881624209  251      6,220 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102  688     13,585 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104  702     17,495 SH          DEFINED           0
WELLPOINT INC                     COM   94973V107  602      9,090 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101  397     14,401 SH          DEFINED           0
YUM! BRANDS INC                   COM   988498101  651     11,035 SH          DEFINED           0
